Summary Of Significant Accounting Policies (Schedule Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Machinery and equipment
Property, Plant and Equipment [Line Items]
Weighted Average Life	10 years
Buildings
Property, Plant and Equipment [Line Items]
Weighted Average Life	28 years
Other items
Property, Plant and Equipment [Line Items]
Weighted Average Life	8 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful Life Range	3 years
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful Life Range	10 years
Minimum | Other items
Property, Plant and Equipment [Line Items]
Useful Life Range	3 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful Life Range	20 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful Life Range	40 years
Maximum | Other items
Property, Plant and Equipment [Line Items]
Useful Life Range	15 years